Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of each of the funds listed in Appendix A

In planning and performing our audits of the financial statements of each of the funds constituting PIMCO Funds listed in Appendix A (hereafter collectively referred to as the “Funds”) as of and for the year or period ended March 31, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over

PricewaterhouseCoopers LLP, 1100 Walnut, Suite 1300, Kansas City, MO 64106
T: (816) 472 7921, F: (816) 218 1890, www.pwc.com/us

financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of March 31, 2021.

This report is intended solely for the information and use of the Board of Trustees of PIMCO Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Kansas City, Missouri

May 27, 2021

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Appendix A

PIMCO Funds

PIMCO All Asset Fund*

PIMCO All Asset All Authority Fund*

PIMCO Global Core Asset Allocation Fund*

PIMCO Multi-Strategy Alternative Fund*

PIMCO Total Return Fund II*

PIMCO Long-Term U.S. Government Fund*

PIMCO Total Return ESG Fund*

PIMCO Moderate Duration Fund*

PIMCO Mortgage-Backed Securities Fund*

PIMCO GNMA and Government Securities Fund*

PIMCO Mortgage Opportunities and Bond Fund*

PIMCO Long Duration Total Return Fund*

PIMCO Extended Duration Fund*

PIMCO CommodityRealReturn Strategy Fund®*

PIMCO High Yield Spectrum Fund*

PIMCO Low Duration Credit Fund*

PIMCO Credit Opportunities Bond Fund*

PIMCO Long-Term Credit Bond Fund*

PIMCO Low Duration Income Fund*

PIMCO Diversified Income Fund*

PIMCO Preferred and Capital Securities Fund*

PIMCO International Bond Fund (U.S. Dollar-Hedged)*

PIMCO RAE PLUS Small Fund*

PIMCO RAE PLUS International Fund*

PIMCO RAE Fundamental Advantage PLUS Fund*

PIMCO RAE PLUS EMG Fund*

PIMCO RAE Worldwide Long/Short PLUS Fund*

PIMCO High Yield Fund*

PIMCO Income Fund*

PIMCO Global Bond Opportunities Fund (Unhedged)*

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)*

PIMCO Emerging Markets Bond Fund*

PIMCO Emerging Markets Corporate Bond Fund*

PIMCO Emerging Markets Full Spectrum Bond Fund*

PIMCO Global Advantage® Strategy Bond Fund*

PIMCO Emerging Markets Currency and Short-Term Investments Fund*

PIMCO International Bond Fund (Unhedged)*

PIMCO Emerging Markets Local Currency and Bond Fund*

PIMCO Investment Grade Credit Bond Fund*

PIMCO Low Duration Fund*

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Appendix A

PIMCO International Portfolio*

PIMCO EM Bond and Short-Term Investments Portfolio*

PIMCO Short-Term Portfolio*

PIMCO U.S. Government and Short-Term Investments Portfolio*

PIMCO Mortgage and Short-Term Investments Portfolio*

PIMCO High Yield and Short-Term Investments Portfolio*

PIMCO Real Return Portfolio*

PIMCO Investment Grade Credit Bond Portfolio*

PIMCO Municipal Portfolio*

PIMCO ABS and Short-Term Investments Portfolio*

PIMCO Short-Term Floating NAV Portfolio II*

PIMCO Low Duration Portfolio*

PIMCO Moderate Duration Portfolio*

PIMCO Short-Term Floating NAV Portfolio III*

PIMCO Long Duration Credit Bond Portfolio*

PIMCO Short Asset Portfolio*

PIMCO RAE PLUS Fund*

PIMCO Real Return Fund*

PIMCO Long-Term Real Return Fund*

PIMCO CommoditiesPLUS® Strategy Fund*

PIMCO Inflation Response Multi-Asset Fund*

PIMCO RealEstateRealReturn Strategy Fund*

PIMCO Short-Term Fund*

PIMCO Low Duration Fund II*

PIMCO Low Duration ESG Fund*

PIMCO Short Asset Investment Fund*

PIMCO Government Money Market Fund*

PIMCO StocksPLUS® Fund*

PIMCO StocksPLUS® Absolute Return Fund*

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)*

PIMCO StocksPLUS® Long Duration Fund*

PIMCO StocksPLUS® Small Fund*

PIMCO StocksPLUS® Short Fund*

PIMCO StocksPLUS® International Fund (Unhedged)*

PIMCO Municipal Bond Fund*

PIMCO Short Duration Municipal Income Fund*

PIMCO California Intermediate Municipal Bond Fund*

PIMCO New York Municipal Bond Fund*

PIMCO California Municipal Bond Fund*

PIMCO National Intermediate Municipal Bond Fund*

PIMCO Strategic Bond Fund*

PIMCO High Yield Municipal Bond Fund*

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Appendix A

PIMCO California Short Duration Municipal Income Fund*

PIMCO Total Return Fund*

PIMCO Total Return Fund IV*

PIMCO TRENDS Managed Futures Strategy Fund*

PIMCO Dynamic Bond Fund*

PIMCO California Municipal Intermediate Value Fund*

PIMCO California Municipal Opportunistic Value Fund*

PIMCO National Municipal Intermediate Value Fund*

PIMCO National Municipal Opportunistic Value Fund*

PIMCO Climate Bond Fund*

PIMCO All Asset: Multi-RAE PLUS Fund~

PIMCO All Asset: Multi-Short PLUS Fund^

PIMCO All Asset: Multi-Real Fund§

PIMCO ESG Income Fund≈

* For the year ended March 31, 2021.

~ For the period from October 6, 2020 (inception date) through March 31, 2021.

^ For the period from September 15, 2020 (inception date) through March 31, 2021.

§ For the period from September 22, 2020 (inception date) through March 31, 2021.

≈ For the period from September 30, 2020 (inception date) through March 31, 2021.

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